Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flow hedges:
(Losses)/gains taken to equity	$ 10	$ (29)	$ 274
Losses/(gains) transferred to the income statement	(15)	45	(264)
Others		(11)
Income tax (charge)/credit relating to items that may be reclassified subsequently to the income statement	(5)	5	10
Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and medical schemes	(13)	7	(9)
Income tax (charge)/credit relating to items that will not be reclassified to the income statement	(13)	7	(9)
Total income tax (charge)/credit relating to components of other comprehensive income	$ (18)	$ 12	$ 1